Document and Entity Information (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Mar. 30, 2013	Jun. 30, 2011
Document and Entity Information
Entity Registrant Name	MACKINAC FINANCIAL CORP /MI/
Entity Central Index Key	0000036506
Document Type	10-K
Document Period End Date	Dec. 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 9,431
Entity Common Stock, Shares Outstanding		5,559,859
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY